Offerings	Nov. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.511% Senior Callable Fixed-to-Fixed Rate Notes due 2030
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 108,750.00
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.715% Senior Callable Fixed-to-Fixed Rate Notes due 2032
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 130,500.00
Offering Note	Please see Offering Note 1